Real Estate Investments (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Real Estate [Abstract]
2017	$ 93,572
2018	81,872
2019	66,754
2020	55,337
2021	45,929
Thereafter	179,818
Total	$ 523,282